Business Combinations (Tables) - A Place For Rover INC	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Purchase Consideration, Tangible and Intangible Assets Acquired

The table below presents components of the purchase consideration, and the tangible and intangible assets acquired, and liabilities assumed, at fair value, in connection with the acquisition (in thousands):

Assets
Current assets
Cash and cash equivalents	$5,219
Accounts receivable	7
Prepaid expenses and other current assets	163
Total current assets	5,389
Property and equipment	67
Intangible assets	10,850
Goodwill	23,728
Other noncurrent assets	57
Total assets	40,091
Liabilities
Current liabilities
Accounts payable	28
Accrued expenses and other current liabilities	74
Deferred revenue	109
Pet parent deposits	681
Total current liabilities	892
Deferred tax liability	1,551
Total liabilities	2,443
Total consideration	$37,648

Schedule of Estimated Useful Lives of the Acquired Intangible Assets

The table below summarizes the estimated useful lives of the acquired intangible assets and the methodologies employed in determining their related estimated fair values (in thousands):

		Estimated Useful
	Fair Value	Life (years)
Pet parent relationships	$6,600	8
Pet service provider relationships	2,000	3
Technologies	2,200	2
Non-competition agreements	50	1
Total intangible assets	$10,850

Schedule of Supplemental Pro Forma Financial Information

The following table summarizes certain supplemental pro forma financial information for the year ended December 31, 2018 as if the acquisition of DogBuddy had occurred as of January 1, 2018 (in thousands):

	Year Ended
	December 31, 2018
	As Reported	Pro Forma
Revenue	$71,411	$73,261
Net loss	(64,677)	(69,962)
Net loss attributable to common stockholders	$(65,168)	$(70,453)